NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended
	Sep. 29, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	May 05, 2021	Mar. 05, 2021	Dec. 31, 2020	Dec. 02, 2019	Sep. 11, 2019	Aug. 26, 2019	May 21, 2019	Feb. 12, 2019	Nov. 21, 2018
Net loss		$ (15,417,516)	$ (1,047,165)	$ (340,707)	$ (466,130)	$ (16,464,681)	$ (806,837)
Cash in operations						(1,542,250)	(298,377)
Working capital		(1,298,142)				(1,298,142)
Current assets		121,920				121,920				$ 114,298
Accumulated Deficit		(27,967,402)				(27,967,402)				(11,502,721)
Promissory note from MAAB		49,677				49,677				0
8% senior convertible promissory note		0				0				$ 688,166
Proceeds from Issuance of Common Stock						$ 56,250	0
Common Stock [Member]
Net loss		$ 0	$ 0		$ 0
Equity Purchase Agreement [Member] | Minimum [Member]
Stock price per share		$ 2.44				$ 2.44				$ 0.79
Equity Purchase Agreement [Member] | Maximum [Member]
Stock price per share		$ 2.85				$ 2.85				$ 1.54
Equity Purchase Agreement [Member] | Common Stock [Member]
Number of common stock sale	453,333
Proceeds from Issuance of Common Stock	$ 601,644
Equity Purchase Agreement [Member] | Common Stock [Member] | Minimum [Member]
Stock price per share	$ 0.515
Equity Purchase Agreement [Member] | Common Stock [Member] | Maximum [Member]
Stock price per share	$ 2.85
Equity Purchase And Registration Rights Agreement [Member]
Agreed value of shares to be purchased under the agreement													$ 5,000,000
Promissory Notes Payable [Member] | MAAB Global Limited (MAAB), Parent Company [Member]
Promissory note from MAAB		$ 1,476,664				$ 1,476,664
Amount available under the terms of the note		523,336				523,336
8% Senior Secured Convertible Promissory Note - First Tranche [Member]
8% senior convertible promissory note				$ 709,862			$ 709,862							$ 307,798
Debt Instrument, Face Amount																$ 701,818
Debt Instrument, Fee Amount								$ 25,000	$ 25,000							20,000
8% Senior Secured Convertible Promissory Note - Second Tranche [Member]
Debt Instrument, Face Amount															$ 681,818
Senior Subordinated Notes [Member]
Promissory note from MAAB		$ 816,532				$ 816,532
8% senior convertible promissory note												$ 805,649
Debt Instrument, Face Amount								$ 1,250,000	$ 1,250,000		$ 575,682					$ 1,383,636